Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Deferred Tax Assets, Gross	$ 9,912,000	$ 10,894,000
Deferred Tax Assets, Operating Loss Carryforwards - Net Operating Loss Carry-forward	19,341,000	18,909,000
Deferred Tax Assets, Tax Credit Carryforwards, Research - Research and Development Credit Carry-forward	1,500,000	1,500,000
Deferred Tax Assets, Equity Method Investments	1,480,000	4,403,000
Valuation Allowance, Deferred Tax Asset, Change in Amount	982,000	3,199,000
Income Tax Examination, Likelihood of Unfavorable Settlement	greater than 50 percent
Deferred Tax Assets, Equity Investments Loss Carryforwards, Expiration Reminder Of Fiscal Year	631,000
Deferred Tax Assets, Equity Investments Loss Carryforwards, Expiration Next Twelve Months	$ 849,000
Operating Loss Carryforwards Expiration Period	expire in various years from 2018 to 2033